Changes in Accounting Standards	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Accounting Standards
3.	CHANGES IN ACCOUNTING STANDARDS

New and amended IFRS standards that are effective for the current year

Financial Instruments

On January, 1 2018, the Company adopted IFRS 9 - Financial Instruments (“IFRS 9”) which replaced IAS 39 - Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking ‘expected loss’ impairment model. IFRS 9 also includes significant changes to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018. The Company adopted the standard using the retrospective approach outlined in the standard, except for hedge accounting, which was applied prospectively. IFRS 9 did not impact the Company’s classification and measurement of financial assets and liabilities except for equity securities as described below. The standard also had negligible impact on the carrying amounts of the Company’s financial instruments at the transition date.

The following summarizes the significant changes in IFRS 9 compared to IAS 39:

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IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments for principal and interest. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9. The change did not impact the carrying amounts of any of the Company’s financial assets on the transition date. The Company designated its equity securities as financial assets at fair value through other comprehensive income (“FVTOCI”), where they will be recorded initially at fair value. Subsequent changes in fair value will be recognized in other comprehensive income only and will not be transferred into earnings (loss) upon disposition. As a result of this change, the Company reclassified $46 million of impairment losses recognized in prior years on certain equity securities which the Company continued to own as at January 1, 2018 from opening deficit to accumulated other comprehensive income on January 1, 2018. As a result of adopting IFRS 9, the net change in fair value of the equity securities, including realized and unrealized gains and losses, if any, is now presented as an item that will not be reclassified subsequently to net (loss) earnings in the Consolidated Statements of Comprehensive (Loss) Income. Realized gains and losses on securities derecognized prior to January 1, 2018 have not been restated in prior year comparatives.

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The adoption of the new “expected credit loss” impairment model under IFRS 9, as opposed to an incurred credit loss model under IAS 39, had a negligible impact on the carrying amounts of the Company’s financial assets on the transition date given the Company transacts exclusively with large international financial institutions and other organizations with strong credit ratings and the negligible historical level of customer default.

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The new general hedge accounting requirements retain the three types of hedge accounting mechanisms previously available under IAS 39. Under IFRS 9 however, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. As a result, certain of the Company’s hedging strategies and hedging instruments that did not qualify for hedge accounting previously, primarily the hedging of forecasted concentrate sales, are now eligible for hedge accounting. In addition, the effectiveness test has been replaced with the principle of an “economic relationship”. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced. As a result, subsequent to the adoption of IFRS 9, the Company hedged a certain percentage of its forecasted zinc and lead concentrate sales and designated these contracts as hedges for accounting purposes. These contracts were entered into during the year ended December 31, 2018. The Company did not designate its economic hedges that existed as at January 1, 2018 as hedges for accounting purposes.

The Company has also adopted the associated narrow scope amendment to IFRS 7 - Financial Instruments - Disclosures. As a result of applying the amendment, the Company has added disclosure relating to its risk management strategies for which hedge accounting is applied in its consolidated financial statements for the year ended December 31, 2018 (note 25(b)).

Revenue Recognition

On January 1, 2018, the Company adopted IFRS 15 - Revenue from Contracts with Customers (“IFRS 15”) which supersedes IAS 18 - Revenue (“IAS 18”). IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. IFRS 15 is effective for annual periods beginning on or after January 1, 2018. The Company adopted the standard on January 1, 2018 using the full retrospective approach without applying any practical expedients.

IFRS 15 requires entities to recognize revenue when ‘control’ of goods or services transfers to the customer whereas the previous standard, IAS 18, required entities to recognize revenue when the ‘risks and rewards’ of the goods or services transfer to the customer. The Company concluded that there was no change in the timing of revenue recognition of its bullion, doré and concentrate sales under IFRS 15 as compared to IAS 18 as the point of transfer of risks and rewards of goods and services and transfer of control occur at the same time. As such, no adjustment was required to the Company’s financial statements.

Additionally, IFRS 15 requires entities to apportion the transaction price attributable to contracts from customers to distinct performance obligations on a relative standalone selling price basis. In accordance with the terms of certain of the Company’s concentrate sale agreements, the Company must contract for and pay the shipping and insurance costs necessary to bring the goods to the named destination. Therefore, a portion of the revenue earned under these contracts, representing the obligation to fulfill the shipping and insurance services that occur after the transfer of control, is deferred and recognized over time as the obligations are fulfilled. The impact of this change was insignificant to the Company’s financial statements.

IFRS 15 requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company concluded that the adjustments relating to the final assay results for the quantity and quality of concentrate sold and the retroactive pricing adjustment for the new annual pricing terms relating to the Company’s concentrate sales are not significant and does not constrain the recognition of revenue.

Additional disclosures have been presented in notes 5 and 25(b) as a result of adopting IFRS 9 and 15.

Other Narrow Scope Amendments/Interpretations

The Company has also adopted narrow scope amendments to IFRS 2 - Share Based Payments and IAS 1 -Presentation of Financial Statements, and new interpretation IFRIC 22 - Foreign Currency Transactions and Advance Consideration, which did not have an impact on the Company’s Consolidated Financial Statements.

New and amended IFRS standards not yet effective

Leases

In January 2016, the IASB issued IFRS 16 - Leases (“IFRS 16”) which replaces IAS 17 - Leases (“IAS 17”) and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset. Control is considered to exist if the customer has the right to obtain substantially all of the economic benefits from the use of an identified asset and the right to direct the use of that asset. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. The Company will apply IFRS 16 on its effective date of January 1, 2019 retrospectively, with the cumulative effect of initially applying the standard as an adjustment to retained earnings and no restatement of comparative information. The Company has elected to measure its right of use assets at amounts equal to the associated lease liabilities; as such, the adjustment to retained earnings will be nil.

Upon adoption, the Company has elected to apply the available exemptions as permitted by IFRS 16 to recognize a lease expense on a straight line basis for short term leases (lease term of 12 months or less) and low value assets. The Company has also elected to apply the practical expedient whereby leases whose term ends within 12 months of the date of initial application would be accounted for in the same way as short term leases.

Upon the adoption of IFRS 16, the Company expects to recognize additional right of use assets and lease liabilities related to the Company’s equipment and building rentals, land leases and service contracts, including certain of the Company’s drilling and blasting contracts that contain embedded leases for property, plant and equipment. Based on the Company’s assessment of the expected impact of IFRS 16, the Company expects that the adoption of the new standard will result in the recognition of additional right of use assets and lease liabilities of approximately $55 million to $65 million. The Company does not expect there will be a material impact to the Consolidated Statements of Net (Loss) Earnings or the Consolidated Statements of Cash Flows.

Definition of a Business

In October 2018, the IASB issued amendments in Definition of a Business (Amendments to IFRS 3) which:

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clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

●	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

●	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

●	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and

●	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Earlier application is permitted.

Uncertainty Over Income Tax Treatments

IFRIC 23 - Uncertainty over Income Tax Treatments (the “Interpretation”) sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the entity should reflect the effect of uncertainty in determining its accounting tax position. The Interpretation is effective for annual periods beginning on or after January 1, 2019. Entities can apply the Interpretation with either full retrospective application or modified retrospective application without restatement of comparatives retrospectively or prospectively. The Company does not expect the application of the Interpretation will have a significant impact on the Company’s consolidated financial statements.

Annual Improvements 2015-2017 Cycle

In December 2017, the IASB issued the Annual Improvements 2015-2017 cycle, containing amendments to IFRS 3 - Business Combinations (“IFRS 3”), IFRS 11 - Joint Arrangements, IAS 12 - Income Taxes and IAS 23 - Borrowing Costs. These amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a significant impact on the Company’s consolidated statements.